REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES
REVENUES

24. REVENUES

The Group derives revenues in the following major product lines:

						Consolidated
2020	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	19,427	—	—	83	—	19,510
Fixed lines	—	1,072	838	190	—	2,100
Total telephone revenues	19,427	1,072	838	273	—	21,610
Interconnection revenues	410	—	—	7,276	—	7,686
Data, internet, and information technology service revenues
Cellular data and internet	59,502	—	—	—	—	59,502
Internet, data communication, and information technology services	—	13	8,066	1,665	—	9,744
SMS	4,377	—	440	—	—	4,817
Others	—	42	939	632	140	1,753
Total data, internet, and information technology service revenues	63,879	55	9,445	2,297	140	75,816
Network revenues	4	—	766	901	—	1,671
Indihome revenues	—	19,827	2,387	—	—	22,214
Other services
Call center service	—	—	775	70	—	845
Manage service and terminal	—	—	1,292	1	—	1,293
E-health	—	—	549	—	—	549
E-payment	—	—	475	—	24	499
Others	—	51	1,189	393	354	1,987
Total other services	—	51	4,280	464	378	5,173
Total revenues from contract with customer	83,720	21,005	17,716	11,211	518	134,170
Revenues from lessor transactions	—	—	—	2,277	—	2,277
Total revenues	83,720	21,005	17,716	13,488	518	136,447
Adjustments and eliminations	—	(48)	13	13	(299)
Total external revenues as reported in note operating segment	83,720	20,957	17,729	13,501	219

						Consolidated
2021	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	14,664	—	—	73	—	14,737
Fixed lines	—	896	649	185	—	1,730
Total telephone revenues	14,664	896	649	258	—	16,467
Interconnection revenues	368	—	—	7,419	—	7,787
Data, internet, and information technology service revenues
Cellular data and internet	64,500	—	—	—	—	64,500
Internet, data communication, and information technology services	—	240	7,976	2,056	—	10,272
SMS	4,728	—	26	—	—	4,754
Others	—	—	1,596	922	180	2,698
Total data, internet, and information technology service revenues	69,228	240	9,598	2,978	180	82,224
Network revenues	4	—	1,087	789	—	1,880
Indihome revenues	—	23,720	2,605	—	—	26,325
Other services
Call center service	—	—	1,012	69	—	1,081
Manage service and terminal	—	—	2,047	1	—	2,048
E-health	—	—	640	—	—	640
E-payment	3	—	459	—	25	487
Others	—	72	1,036	325	426	1,859
Total other services	3	72	5,194	395	451	6,115
Total revenues from contract with customer	84,267	24,928	19,133	11,839	631	140,798
Revenues from lessor transactions	—	—	—	2,412	—	2,412
Total revenues	84,267	24,928	19,133	14,251	631	143,210
Adjustments and eliminations	—	2	8	4	(426)
Total external revenues as reported in note operating segment	84,267	24,930	19,141	14,255	205

						Consolidated
2022	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	11,905	—	—	147	—	12,052
Fixed lines	—	757	604	175	—	1,536
Total telephone revenues	11,905	757	604	322	—	13,588
Interconnection revenues	285	—	—	8,187	—	8,472
Data, internet, and information technology service revenues
Cellular data and internet	69,006	—	—	—	—	69,006
Internet, data communication, and information technology services	—	308	7,750	2,228	—	10,286
SMS	4,260	—	49	—	—	4,309
Others	9	—	1,733	860	207	2,809
Total data, internet, and information technology service revenues	73,275	308	9,532	3,088	207	86,410
Network revenues	3	—	1,438	937	—	2,378
Indihome revenues	—	25,232	2,788	—	—	28,020
Other services
Call center service	—	—	1,139	25	—	1,164
Manage service and terminal	—	—	1,156	1	—	1,157
E-health	—	—	729	—	—	729
E-payment	20	—	454	—	—	474
Others	5	52	1,309	280	664	2,310
Total other services	25	52	4,787	306	664	5,834
Total revenues from contract with customer	85,493	26,349	19,149	12,840	871	144,702
Revenues from lessor transactions	—	—	—	2,604	—	2,604
Total revenues	85,493	26,349	19,149	15,444	871	147,306
Adjustments and eliminations	—	5	12	(2)	(632)
Total external revenues as reported in note operating segment	85,493	26,354	19,161	15,442	239

Management expects that most of the transaction price allocated to the unsatisfied contracts as of December 31, 2022 will be recognized as revenue during the next reporting periods. Unsatisfied performance obligations as of December 31, 2022, which management expects to be realised within one year is Rp6,455 billion, and more than one year is Rp4,703 billion.

The Group entered into non-cancellable lease agreements as a lessor. The lease agreements cover leased lines, telecommunication equipment, and land and building. These leases have terms of between 1 to 10 years. All leases include a clause to enable an upward revision of the rental charge on an annual basis according to the prevailing market conditions. These lessees are also required to provide a residual value guaranteed on the properties.

There is no revenue from major customers which exceeds 10% of total revenues for the years ended December 31, 2020, 2021, and 2022.

Refer to Note 31 for details of related party transactions.